Income Tax (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Accruals for payment of interest and penalties	$ 2	$ 2
Recognized a reduction in interest and penalties
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	21.00%
Nonadmitted deferred tax asset increased	$ 656